[AIM LOGO APPEARS HERE]         Dear Shareholder:
--Registered Trademark--

                 [PHOTO of      As the end of the six-month reporting period
             Robert H. Graham,  arrived, the U.S. economy had begun to show
              Chairman of The   signs of recovery from the recession of 2001.
LETTER       Board of The Fund  But over the last six months, economic weakness,
TO OUR         APPEARS HERE]    falling interest rates and the terrorist attacks
SHAREHOLDERS                    of September 11 all affected your investment.
                                The deteriorating economy spurred the U.S.
                Federal Reserve Board to slash short-term interest rates 11 times during 2001. The overnight rate began the six-month reporting period at 3.75% and was reduced to 1.75% at the close of the period. This is the lowest short-term rate since 1961. Also, the National Bureau of Economic Research announced the U.S. economy was in a recession, unemployment rose to 5.8% by December, with layoffs reaching nearly 2 million during 2001, and stocks sank throughout the calendar year with all major indexes lower for the second consecutive year.

                YOUR INVESTMENT PORTFOLIO

                As of February 28, 2002, the performance of the portfolio's Personal Investment Class was competitive; its average monthly yield was 1.20%, and its seven-day yield was 1.20%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. (Had the advisor and the distributor not waived fees during the reporting period, performance would have been lower.) The weighted average maturity (WAM) remained in the 14- to 25-day range; at the close of the reporting period the WAM was 18 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Personal Investment Class stood at $197.38 million at the close of the reporting period.

                   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

                   The Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations, bank obligations, commercial paper and selected repurchase-agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

                IN CONCLUSION

                As the reporting period ended, signs of an economic recovery were evident. Gross domestic product rose at a surprisingly strong 1.7% annual rate during the fourth quarter of 2001. In January 2002, unemployment fell to 5.6%, manufacturing increased for the third consecutive month after an 18-month slump, and retail sales rose 1.2% after a 0.7% gain in December. These trends, coupled with a strong housing market, low energy prices, the absence of inflation and generally positive news from the battlefields of Afghanistan gave strength to the position of many economists that an economic recovery will take hold during 2002.

                   We are pleased to send you this report on your investment.
                AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

                Respectfully submitted,

                /s/ Robert H. Graham
                Robert H. Graham
                Chairman

SCHEDULE OF INVESTMENTS
February 28, 2002
(Unaudited)

                                                      PAR
                                           MATURITY  (000)        VALUE
COMMERCIAL PAPER - 69.03%(a)

FINANCIAL - 69.03%

ASSET-BACKED SECURITIES - COMMERCIAL
 LOANS/LEASES - 2.34%

Centric Capital Corp.
 1.81%                                     04/15/02 $ 49,900 $    49,787,101
----------------------------------------------------------------------------
Fountain Square Commercial Funding
 1.83%                                     04/01/02   42,105      42,038,650
----------------------------------------------------------------------------
 1.80%                                     04/12/02  100,000      99,790,000
----------------------------------------------------------------------------
Stellar Funding Group, Inc.
 1.81%                                     03/20/02   20,000      19,980,894
============================================================================
                                                                 211,596,645
============================================================================

ASSET-BACKED SECURITIES - CONSUMER
 RECEIVABLES - 4.20%

Delaware Funding Corp.
 1.62%                                     03/13/02   50,131      50,103,929
----------------------------------------------------------------------------
 1.70%                                     03/20/02   52,153      52,106,207
----------------------------------------------------------------------------
Old Line Funding Corp.
 1.65%                                     03/14/02   22,060      22,046,856
----------------------------------------------------------------------------
Thunder Bay Funding, Inc.
 1.69%                                     03/11/02   46,185      46,163,319
----------------------------------------------------------------------------
 1.72%                                     03/11/02   29,266      29,252,017
----------------------------------------------------------------------------
 1.80%                                     04/05/02   30,081      30,028,358
----------------------------------------------------------------------------
 1.81%                                     04/15/02   40,092      40,001,292
----------------------------------------------------------------------------
 1.82%                                     04/17/02  110,518     110,255,397
============================================================================
                                                                 379,957,375
============================================================================

ASSET-BACKED SECURITIES - FULLY BACKED -
  7.57%

Aquinas Funding, L.L.C.
 1.82%                                     03/11/02  180,000     179,909,000
----------------------------------------------------------------------------
 1.64%                                     03/14/02  100,000      99,940,778
----------------------------------------------------------------------------
 1.81%                                     03/14/02  105,263     105,194,199
----------------------------------------------------------------------------
 1.69%                                     03/18/02  100,000      99,920,194
----------------------------------------------------------------------------
CXC Inc.
 1.63%                                     03/08/02  100,000      99,968,306
----------------------------------------------------------------------------
 1.63%                                     03/12/02  100,000      99,950,194
============================================================================
                                                                 684,882,671
============================================================================

ASSET-BACKED SECURITIES - MULTI-PURPOSE -
  18.03%

Amsterdam Funding Corp.
 1.82%                                     04/02/02   50,000      49,919,111
----------------------------------------------------------------------------

                                                      PAR
                                           MATURITY  (000)        VALUE
ASSET-BACKED SECURITIES - MULTI-PURPOSE -
  (CONTINUED)
Barton Capital Corp.
 1.81%                                     04/09/02 $128,452 $   128,200,127
----------------------------------------------------------------------------
 1.80%                                     04/12/02   24,742      24,690,042
----------------------------------------------------------------------------
Charta Corp.
 1.81%                                     03/01/02   75,000      75,000,000
----------------------------------------------------------------------------
 1.75%                                     03/06/02   48,000      47,988,333
----------------------------------------------------------------------------
 1.81%                                     03/07/02   39,400      39,388,114
----------------------------------------------------------------------------
 1.82%                                     03/13/02   75,000      74,954,500
----------------------------------------------------------------------------
 1.82%                                     03/26/02   70,000      69,911,528
----------------------------------------------------------------------------
 1.82%                                     04/24/02   75,000      74,795,250
----------------------------------------------------------------------------
 1.82%                                     04/25/02   50,000      49,860,972
----------------------------------------------------------------------------
Corporate Receivables Corp.
 1.73%                                     03/04/02  100,000      99,985,583
----------------------------------------------------------------------------
 1.75%                                     03/06/02   45,000      44,989,063
----------------------------------------------------------------------------
Edison Asset Securitization, L.L.C.
 1.75%                                     03/01/02   69,093      69,093,000
----------------------------------------------------------------------------
 1.81%                                     04/01/02  100,000      99,844,139
Mont Blanc Capital Corp.
 1.81%                                     03/26/02   65,000      64,918,299
----------------------------------------------------------------------------
 1.82%                                     04/04/02  100,000      99,828,111
----------------------------------------------------------------------------
 1.81%                                     04/11/02  100,000      99,793,861
----------------------------------------------------------------------------
Park Avenue Receivables Corp.
 1.70%                                     03/20/02   80,562      80,489,718
----------------------------------------------------------------------------
Preferred Receivables Funding Corp.
 1.80%                                     04/26/02   49,300      49,161,960
----------------------------------------------------------------------------
Sheffield Receivables Corp.
 1.70%                                     03/19/02  126,960     126,852,084
----------------------------------------------------------------------------
 1.81%                                     03/28/02   70,000      69,904,975
----------------------------------------------------------------------------
 1.82%                                     04/05/02   67,770      67,650,085
----------------------------------------------------------------------------
Windmill Funding Corp.
 1.81%                                     04/10/02   25,000      24,949,722
============================================================================
                                                               1,632,168,577
============================================================================

ASSET-BACKED SECURITIES - TRADE
 RECEIVABLES - 14.85%

Blue Ridge Asset Funding Corp.
 1.80%                                     03/29/02  193,542     193,271,041
----------------------------------------------------------------------------
 1.81%                                     04/02/02   74,988      74,867,353
----------------------------------------------------------------------------
 1.81%                                     04/03/02   50,000      49,917,042
----------------------------------------------------------------------------
 1.80%                                     04/12/02  104,008     103,789,583
----------------------------------------------------------------------------

                                                    PAR
                                         MATURITY  (000)        VALUE
ASSET-BACKED SECURITIES - TRADE
 RECEIVABLES - (CONTINUED)
Ciesco L.P.
 1.63%                                   03/14/02 $ 58,000 $    57,965,861
--------------------------------------------------------------------------
Corporate Asset Funding Co.
 1.80%                                   03/18/02  100,000      99,915,000
--------------------------------------------------------------------------
 1.80%                                   03/19/02  100,000      99,910,000
--------------------------------------------------------------------------
Eureka Securitization, Inc.
 1.81%                                   03/21/02   75,000      74,924,583
--------------------------------------------------------------------------
 1.81%                                   03/27/02   50,000      49,934,639
--------------------------------------------------------------------------
 1.81%                                   03/28/02  150,000     149,796,375
--------------------------------------------------------------------------
FCAR Owner Trust
 1.76%                                   03/25/02   90,000      89,894,400
--------------------------------------------------------------------------
 1.81%                                   04/09/02  100,000      99,803,917
--------------------------------------------------------------------------
 1.81%                                   04/10/02  100,000      99,798,889
--------------------------------------------------------------------------
New Center Asset Trust
 1.82%                                   04/15/02  100,000      99,772,500
==========================================================================
                                                             1,343,561,183
==========================================================================

BANKS - 3.86%

Dresdner U.S. Finance, Inc.
 1.70%                                   03/22/02  250,000     249,752,083
--------------------------------------------------------------------------
Wells Fargo & Co.
 1.74%                                   03/08/02  100,000     100,000,000
==========================================================================
                                                               349,752,083
==========================================================================

CONSUMER FINANCE - 1.10%

Household Finance Corp.
 1.63%                                   03/15/02  100,000      99,936,611
--------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 10.48%

American Express Credit Corp.
 1.79%                                   04/11/02  100,000      99,796,139
--------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
 1.77%                                   03/06/02  200,000     199,950,833
--------------------------------------------------------------------------
CIT Group Inc. (The)
 1.63%                                   03/05/02  150,000     149,972,833
--------------------------------------------------------------------------
 1.79%                                   03/25/02   50,000      49,940,333
--------------------------------------------------------------------------
GE Capital Services Corp.
 1.79%                                   04/08/02  200,000     199,622,111
--------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
 1.80%                                   04/16/02   50,000      49,885,000
--------------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc.
 1.78%                                   04/01/02  200,000     199,693,445
==========================================================================
                                                               948,860,694
==========================================================================

                                                     PAR
                                         MATURITY   (000)        VALUE
INTEGRATED OIL & GAS - 1.11%

Exxon Project Investment Corp.
 1.74%                                   03/01/02 $ 100,000 $   100,000,000
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES -
  0.77%

Verizon Network Funding
 1.80%                                   04/08/02    25,450      28,395,945
---------------------------------------------------------------------------
 1.80%                                   04/11/02    41,450      41,365,028
===========================================================================
                                                                 69,760,973
===========================================================================

MULTI-LINE INSURANCE - 2.98%

GE Financial Assurance Holdings, Inc.
 1.78%                                   03/07/02   119,660     119,624,501
---------------------------------------------------------------------------
ZCM Matched Funding Corp.
 1.82%                                   04/19/02   150,000     149,628,417
===========================================================================
                                                                269,252,918
===========================================================================

OIL & GAS REFINING & MARKETING - 0.44%

Koch Industries, Inc.
 1.76%                                   03/20/02    40,000      39,962,844
===========================================================================

PUBLISHING & PRINTING - 1.30%

Gannett Co., Inc.
 1.80%                                   04/18/02   118,000     117,716,800
===========================================================================
  Total Financial                                             6,247,409,374
===========================================================================
  Total Commercial Paper (Cost - $6,247,409,374)              6,247,409,374
===========================================================================

MASTER NOTE AGREEMENTS - 3.01%(b)

Merrill Lynch Mortgage Capital Inc.
 2.04%(b)                                08/19/02   172,100     172,100,000
---------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
 1.95%(c)                                03/25/02   100,000     100,000,000
===========================================================================
  Total Master Note Agreements (Cost - $272,100,000)            272,100,000
===========================================================================
    Total Investments (excluding Repurchase Agreements)       6,519,509,374
===========================================================================

REPURCHASE AGREEMENTS - 28.09%(d)

Bank of Nova Scotia (The)
 1.90%(e)                                03/01/02    92,563      92,562,805
---------------------------------------------------------------------------
Bear Stearns & Co.
 1.91%(f)                                      --   350,000     350,000,000
---------------------------------------------------------------------------
Goldman, Sachs & Co.
 1.90%(g)                                03/01/02 1,500,000   1,500,000,000
---------------------------------------------------------------------------
Salomon Smith Barney Inc.
 1.88%(h)                                03/01/02   500,000     500,000,000
---------------------------------------------------------------------------

                                                PAR
                                     MATURITY  (000)        VALUE
REPURCHASE AGREEMENTS - (continued)

UBS Warburg (Switzerland)
 2.18%(i)                            04/02/02 $100,000 $   100,000,000
=======================================================================
  Total Repurchase Agreements (Cost - $2,542,562,805)    2,542,562,805
=======================================================================
TOTAL INVESTMENTS - 100.13% (COST -
  $9,062,072,179)(j)                                     9,062,072,179
=======================================================================
OTHER ASSETS LESS LIABILITIES - (0.13%)                    (11,331,685)
=======================================================================
NET ASSETS - 100%                                      $ 9,050,740,494
_______________________________________________________________________
=======================================================================

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Some commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day prior written notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 02/28/02.
(c) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day oral notice for up to 10% of outstanding amount, otherwise, upon seven business day written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 02/28/02.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 02/28/02 with a maturing value of $500,026,389. Collateralized by $489,823,000 U.S. Government obligations, 0% to 6.63% due 05/31/02 to 09/15/09 with an aggregate market value at 02/28/02 of $510,000,171.
(f) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $784,874,000 U. S. Government obligations, 0% to 7.65% due 04/30/02 to 05/15/30 with an aggregate market value at 02/28/02 of $776,995,765.
(g) Repurchase agreement entered into 02/28/02 with a maturing value of $1,500,079,167. Collateralized by $1,505,634,644 U.S. Treasury
     obligations, 0% to 9.50% due 11/01/02 to 09/01/37 with an aggregate market value at 02/28/02 of $1,530,000,000.
(h) Joint repurchase agreement entered into 02/28/02 with a maturing value of $3,000,157,986. Collateralized by $3,049,299,418 U.S. Government
     obligations, 4.00% to 13.00% due 03/01/05 to 08/01/38 with an aggregate market value at 02/28/02 of $3,063,545,256.
(i) Term repurchase agreement entered into 10/03/01; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $496,052,114 U.S. Treasury obligations, 5.50% to 10.50% due 01/01/09 to 01/01/32 with an aggregate market value at 02/28/02 of $510,000,737.
(j)  Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2002
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                             $6,519,509,374
----------------------------------------------------------------------------
Repurchase agreements                                          2,542,562,805
----------------------------------------------------------------------------
Interest receivable                                                1,674,749
----------------------------------------------------------------------------
Investment for deferred compensation plan                            248,862
----------------------------------------------------------------------------
Other assets                                                         168,464
============================================================================
  Total assets                                                 9,064,164,254
============================================================================

LIABILITIES:

Payables for:
 Dividends                                                        11,542,111
----------------------------------------------------------------------------
 Deferred compensation plan                                          248,862
----------------------------------------------------------------------------
Accrued distribution fees                                            395,754
----------------------------------------------------------------------------
Accrued directors' fees                                               11,744
----------------------------------------------------------------------------
Accrued transfer agent fees                                          163,552
----------------------------------------------------------------------------
Accrued operating expenses                                         1,061,737
============================================================================
  Total liabilities                                               13,423,760
============================================================================
Net assets applicable to shares outstanding                   $9,050,740,494
============================================================================

NET ASSETS:

Institutional Class                                           $6,750,393,861
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  528,420,198
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $  197,381,302
____________________________________________________________________________
============================================================================
Cash Management Class                                         $  989,321,096
____________________________________________________________________________
============================================================================
Reserve Class                                                 $  140,734,350
____________________________________________________________________________
============================================================================
Resource Class                                                $  444,489,687
____________________________________________________________________________
============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                            6,750,410,073
____________________________________________________________________________
============================================================================
Private Investment Class                                         528,476,867
____________________________________________________________________________
============================================================================
Personal Investment Class                                        197,322,724
____________________________________________________________________________
============================================================================
Cash Management                                                  989,348,035
____________________________________________________________________________
============================================================================
Reserve Class                                                    140,734,171
____________________________________________________________________________
============================================================================
Resource Class                                                   444,449,361
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
 each class                                                   $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended February 28, 2002
(Unaudited)

INVESTMENT INCOME:

Interest                                              $130,746,869
===================================================================

EXPENSES:

Advisory fees                                            4,366,186
-------------------------------------------------------------------
Administrative services fees                               317,190
-------------------------------------------------------------------
Custodian fees                                             326,450
-------------------------------------------------------------------
Distribution fees:
 Private Investment Class                                1,356,264
-------------------------------------------------------------------
 Personal Investment Class                                 782,529
-------------------------------------------------------------------
 Cash Management Class                                     575,631
-------------------------------------------------------------------
 Reserve Class                                             723,376
-------------------------------------------------------------------
 Resource Class                                            454,178
-------------------------------------------------------------------
Transfer agent fees                                        817,731
-------------------------------------------------------------------
Directors' fees                                             30,859
-------------------------------------------------------------------
Other                                                      315,714
===================================================================
 Total expenses                                         10,066,108
===================================================================
Less: Fees waived                                       (2,280,038)
===================================================================
 Net expenses                                            7,786,070
===================================================================
Net investment income                                  122,960,799
===================================================================
Net increase in net assets resulting from operations  $122,960,799
___________________________________________________________________
===================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 2002 and the year ended August 31, 2001 (Unaudited)

                                               FEBRUARY 28,     AUGUST 31,
                                                   2002            2001
                                              --------------  ---------------
OPERATIONS:

 Net investment income                        $  122,960,799  $   818,836,477
------------------------------------------------------------------------------
 Net realized gain from investment securities             --            5,601
==============================================================================
  Net increase in net assets resulting from
   operations                                    122,960,799      818,842,078
==============================================================================
Distributions to shareholders from net
 investment income:
 Institutional Class                             (97,058,137)    (666,693,098)
------------------------------------------------------------------------------
 Private Investment Class                         (5,409,850)     (30,666,899)
------------------------------------------------------------------------------
 Personal Investment Class                        (1,857,220)      (9,226,099)
------------------------------------------------------------------------------
 Cash Management Class                           (12,747,501)     (80,807,991)
------------------------------------------------------------------------------
 Reserve Class                                    (1,045,742)      (6,198,590)
------------------------------------------------------------------------------
 Resource Class                                   (4,842,349)     (25,243,800)
------------------------------------------------------------------------------
Share transactions - net:
 Institutional Class                          (1,089,804,821)  (4,033,888,828)
------------------------------------------------------------------------------
 Private Investment Class                        (44,177,138)     102,285,791
------------------------------------------------------------------------------
 Personal Investment Class                       (18,904,917)      73,992,659
------------------------------------------------------------------------------
 Cash Management Class                          (150,453,665)     (17,609,609)
------------------------------------------------------------------------------
 Reserve Class                                    (3,714,784)      13,079,250
------------------------------------------------------------------------------
 Resource Class                                   (9,110,828)    (109,876,504)
==============================================================================
  Net increase (decrease) in net assets       (1,316,166,153)  (3,972,011,640)
==============================================================================

NET ASSETS:

Beginning of period                           10,366,906,647   14,338,918,287
==============================================================================
End of period                                 $9,050,740,494  $10,366,906,647
______________________________________________________________________________
==============================================================================

NET ASSETS CONSIST OF:

Capital (par value and additional paid-in)    $9,050,741,231  $10,366,907,384
------------------------------------------------------------------------------
Undistributed net realized gain (loss) from
 investment securities                                  (737)            (737)
==============================================================================
                                              $9,050,740,494  $10,366,906,647
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 2002
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund currently consists of six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C. Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes based on relative net assets.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Effective January 1, 2002, under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the annual rate of 0.15% to the average daily net assets of the Fund. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.075% of the average daily net assets of the Fund. For the six months ended February 28, 2002, AIM waived fees of $1,126,052.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2002, AIM was paid $317,190 for such services.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2002, AFS was paid $1,007,725 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the

Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the respective classes. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.50%, 0.08%, 0.80% and 0.16%, respectively, of the average daily net assets attributable to such class. For the six months ended February 28, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $813,758, $521,686, $460,505, $578,701 and $363,342, respectively, as compensation under the Plan and FMC waived fees of $1,153,986.
 Certain officers and directors of the Company are officers and directors of AIM, FMC, and AFS.
 During the six months ended February 28, 2002, the Fund paid legal fees of $18,986 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4 - CAPITAL STOCK

Changes in capital stock during the six months ended ended February 28, 2002 and the year ended August 31, 2001:

                                SIX MONTHS ENDED                       YEAR ENDED
                               FEBRUARY 28, 2002                    AUGUST 31, 2001
                        ---------------------------------  -----------------------------------
                            SHARES            AMOUNT            SHARES            AMOUNT
                        ---------------  ----------------  ----------------  -----------------
Sold:
 Institutional Class     33,423,321,282  $ 33,423,321,282   107,309,211,497  $ 107,309,211,497
-----------------------------------------------------------------------------------------------
 Private Investment
  Class                   1,209,985,693     1,209,985,693     3,982,266,434      3,982,266,434
-----------------------------------------------------------------------------------------------
 Personal Investment
  Class                   1,330,157,174     1,330,157,174     2,343,265,309      2,343,265,309
-----------------------------------------------------------------------------------------------
 Cash Management Class    3,325,593,514     3,325,593,514    19,362,900,601     19,362,900,601
-----------------------------------------------------------------------------------------------
 Reserve Class              685,615,212       685,615,212     1,326,929,652      1,326,929,652
-----------------------------------------------------------------------------------------------
 Resource Class           1,306,089,983     1,306,089,983     3,928,640,766      3,928,640,766
-----------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
 Institutional Class          6,824,889         6,824,889        35,958,277         35,958,277
-----------------------------------------------------------------------------------------------
 Private Investment
  Class                       3,240,817         3,240,817        15,557,611         15,557,611
-----------------------------------------------------------------------------------------------
 Personal Investment
  Class                       2,021,483         2,021,483         8,277,496          8,277,496
-----------------------------------------------------------------------------------------------
 Cash Management Class        9,180,898         9,180,898        34,996,233         34,996,233
-----------------------------------------------------------------------------------------------
 Reserve Class                1,176,809         1,176,809         6,213,566          6,213,566
-----------------------------------------------------------------------------------------------
 Resource Class               5,308,975         5,308,975        24,002,724         24,002,724
-----------------------------------------------------------------------------------------------
Reacquired:
 Institutional Class    (34,519,950,992)  (34,519,950,992) (111,379,058,602)  (111,379,058,602)
-----------------------------------------------------------------------------------------------
 Private Investment
  Class                  (1,257,403,648)   (1,257,403,648)   (3,895,538,254)    (3,895,538,254)
-----------------------------------------------------------------------------------------------
 Personal Investment
  Class                  (1,351,083,574)   (1,351,083,574)   (2,277,550,146)    (2,277,550,146)
-----------------------------------------------------------------------------------------------
 Cash Management Class   (3,485,228,077)   (3,485,228,077)  (19,415,506,443)   (19,415,506,443)
-----------------------------------------------------------------------------------------------
 Reserve Class             (690,506,805)     (690,506,805)   (1,320,063,968)    (1,320,063,968)
-----------------------------------------------------------------------------------------------
 Resource Class          (1,320,509,786)   (1,320,509,786)   (4,062,519,994)    (4,062,519,994)
===============================================================================================
                         (1,316,166,153) $ (1,316,166,153)   (3,972,017,241) $  (3,972,017,241)
_______________________________________________________________________________________________
===============================================================================================

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                        PERSONAL INVESTMENT CLASS
                         -------------------------------------------------------------
                          SIX MONTHS
                            ENDED                 YEAR ENDED AUGUST 31,
                         FEBRUARY 28,   ----------------------------------------------
                             2002         2001      2000     1999      1998     1997
                         ------------   --------  --------  -------  --------  -------
Net asset value,
 beginning of period       $   1.00     $   1.00  $   1.00  $  1.00  $   1.00  $  1.00
---------------------------------------------------------------------------------------
Net investment income          0.01         0.05      0.05     0.05      0.05     0.05
---------------------------------------------------------------------------------------
Less dividends from net
 investment income            (0.01)       (0.05)    (0.05)   (0.05)    (0.05)   (0.05)
=======================================================================================
Net asset value, end of
 period                    $   1.00     $   1.00  $   1.00  $  1.00  $   1.00  $  1.00
_______________________________________________________________________________________
=======================================================================================
Total return(a)                0.88%        4.93%     5.55%    4.63%     5.18%    5.01%
_______________________________________________________________________________________
=======================================================================================
Ratios/supplemental data:
Net assets, end of
 period (000s omitted)     $197,381     $216,286  $142,235  $87,754  $140,087  $97,215
_______________________________________________________________________________________
=======================================================================================
Ratio of expenses to
 average net assets:
 With fee waivers              0.59%(b)     0.59%     0.59%    0.59%     0.59%    0.59%
---------------------------------------------------------------------------------------
 Without fee waivers           0.86%(b)     0.84%     0.84%    0.84%     0.84%    0.84%
_______________________________________________________________________________________
=======================================================================================
Ratio of net investment
 income to average
 net assets                    1.81%(b)     4.91%     5.44%    4.52%     5.06%    4.89%
_______________________________________________________________________________________
=======================================================================================

(a) Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $210,403,758.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Prime Portfolio (the "Fund"), a portfolio of Short-Term Investments Co., a Maryland corporation (the "Company"), was held on December 17, 2001. The meeting was held for the following purpose:

(1) To approve an amendment to the Fund's Master Investment Advisory Agreement with A I M Advisors, Inc. that increases the advisory fees payable by the Fund to A I M Advisors, Inc.

The results of the voting on the above matter were as follows:

                                                                      WITHHELD/
     MATTER                              VOTES FOR   VOTES AGAINST   ABSTENTIONS
     ------                              ---------   -------------   -----------
 (1) Approval of an amendment to the
     Fund's Master Investment Advisory
     Agreement with A I M Advisors,
     Inc. that increases the advisory
     fees payable by the Fund to A I M
     Advisors, Inc. ..................  4,206,146,601  1,832,565,569  89,548,678

                             DIRECTORS
Frank S. Bayley                                      Robert H. Graham
Bruce L. Crockett                                  Prema Mathai-Davis        Short-Term
Albert R. Dowden                                     Lewis F. Pennock        Investments Co.
Edward K. Dunn, Jr.                                   Ruth H. Quigley        (STIC)
Jack M. Fields                                         Louis S. Sklar
Carl Frischling

                             OFFICERS

Robert H. Graham                                 Chairman & President
Gary T. Crum                                       Sr. Vice President
Carol F. Relihan                       Sr. Vice President & Secretary
Dana R. Sutton                             Vice President & Treasurer
Melville B. Cox                                        Vice President
Karen Dunn Kelley                                      Vice President        Prime Portfolio
                                                                             -------------------------------------------------
As of December 31, 2001                                                      Personal                                   SEMI-
                                                                             Investment                                 ANNUAL
                        INVESTMENT ADVISOR                                   Class                                      REPORT
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173                                                                 FEBRUARY 28, 2002
                           800-347-1919

                           DISTRIBUTOR
                    Fund Management Company
                 11 Greenway Plaza, Suite 100
                     Houston, TX 77046-1173
                           800-659-1005

                           CUSTODIAN
                     The Bank of New York
               90 Washington Street, 11th Floor
                     New York, NY 10286

                    LEGAL COUNSEL TO FUND
           Ballard Spahr Andrews & Ingersoll, LLP
                1735 Market Street, 51st Floor
                 Philadelphia, PA 19103-7599

                   LEGAL COUNSEL TO DIRECTORS
             Kramer, Levin, Naftalis & Frankel LLP
                      919 Third Avenue
                     New York, NY 10022

                      TRANSFER AGENT
                 A I M Fund Services, Inc.
                11 Greenway Plaza, Suite 100
                   Houston, TX 77046-1173

This report may be distributed only to current shareholders or                         [LOGO APPEARS HERE]
      to persons who have received a current prospectus.                             Fund Management Company

PRM-SAR-3